1605(c) De-SPAC and Related Financing Transactions, Effects	Oct. 02, 2026
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Benefits [Text Block]

Benefits and Detriments of the Business Combination and Related Financing Transactions

The following describe the potential benefits and detriments to certain groups of stakeholders in connection with the Business Combination as well as the benefits and detriments associated with the Pre-Funded Investment and the Closing PIPE Investment. Quantum Space received approximately $60 million of gross proceeds from the Pre-Funded Investment, and New Quantum Space expects to receive approximately $240 million of gross proceeds from the Closing PIPE Investment at the Closing.

•        Inflection Point:    The Inflection Point Board determined that the Business Combination presents an attractive business opportunity in light of certain factors, including New Quantum Space’s future business and financial conditions and prospects, strong management team, and in light of the other opportunities for business combinations reasonably available to Inflection Point. The Inflection Point Board also reviewed the financial analysis and opinion of Newbridge to the effect that, as of June 6, 2026, and subject to the procedures followed, assumptions made, qualifications and limitations on the review undertaken and other matters considered by Newbridge as set forth in its written opinion, (i) the Aggregate Consideration to be paid by Inflection Point in the Business Combination was fair, from a financial point of view to the Inflection Point Unaffiliated Shareholders, and (ii) the Business Combination has an aggregate fair market value of at least eighty percent (80.0%) of the value of the assets held in the Trust Account for the benefit of the Public Shareholders (excluding any deferred underwriters fees and taxes payable on the income earned on the Trust Account) at the time of the Business Combination Agreement. The Inflection Point Board and the Audit Committee also considered the potential detriments of the Business Combination to Inflection Point, including the reliance on projections, the uncertainty of the potential benefits of the Business Combination being achieved, macroeconomics risks, the absence of possible structural protections for minority shareholders, such as the fact that the Audit Committee did not retain an unaffiliated representative to act solely on behalf of unaffiliated security holders for purposes of negotiating the terms of the Business Combination or to prepare a report concerning the approval of the Business Combination, and the risks and costs to Inflection Point if the Business Combination is not achieved, including the risk that it may result in Inflection Point being unable to complete a business combination and force Inflection Point to redeem the Public Shares for a pro rata portion of the funds held in the Trust Account, subject to its obligations under Cayman Islands law to provide for claims of creditors and the requirement of other applicable law, and the Inflection Point Warrants to expire and become worthless. For more information, see “— Inflection Point Board’s Reasons for the Approval of the Business Combination,” and various risks described under the section entitled “Risk Factors.”

•        Sponsor:    The Sponsor expects to receive substantial consideration in the Business Combination, including 8,433,333 shares of New Quantum Space Common Stock upon the conversion of its Post-Domestication Inflection Point Common Stock. As a result of the low price paid by the Sponsor for its equity in Inflection Point, the Sponsor is likely able to make a substantial profit on its investment even at a time when Public Shareholders have lost significant value. For more information, see “— Compensation Received by the Sponsor, its Affiliates and Inflection Point Directors and Executive Officers.” The Sponsor will only be able to realize a return on their equity in Inflection Point (which may be materially higher than the return realized by Public Shareholders and holders of Inflection Point Warrants) if Inflection Point completes a business combination by March 30, 2028 (or such later date as its shareholders may approve in accordance with the Cayman Constitutional Documents). Additionally, the Sponsor faces potential detriments from the Business Combination, including the possibility of litigation challenging the Business Combination or the Sponsor’s role in the Business Combination, and the risk that if the Business Combination is not achieved, Inflection Point may be unable to consummate a business combination and be forced to redeem the Public Shares for a pro rata portion of the funds held in the Trust Account, resulting in the Sponsor and its affiliates’ investment being worthless.

•        Inflection Point Fund:    Inflection Point Fund has an economic interest in 4,815,833 Founder Shares, or approximately 57.1%, of the Founder Shares and 4,300,000 warrants, or 86%, of the Private Placement Warrants held by the Sponsor. Inflection Point Fund expects to receive substantial consideration in the Business Combination, including (a) a number of shares of New Quantum Space Series A Preferred Stock equal to the quotient of (i) the aggregate Series B preference amount of such holder’s Pre-Funded Preferred Units, divided by (ii) $12.00 (approximately 3,364,356 shares of New Quantum Space Series A Preferred Stock taking into account accrued payment-in-kind dividends through November 25, 2026; such number of shares of New Quantum Space Series A Preferred Stock may increase prior to Closing due to additional accrued payment-in-kind dividends after such date), and (b) New Quantum Space Preferred Investor Warrants initially exercisable to purchase up to 3,186,274 shares of New Quantum Space Class A-1 Common Stock at $12.00 per share, each subject to adjustment, if Inflection Point Fund elects to contribute its Pre-Funded Warrants to New Quantum Space (initially exercisable for 3,186,274 Quantum Space Common Units at $12.00 per unit). Initially, the average price paid or to be paid by Inflection Point Fund for the Pre-Funded Preferred Unit and Pre-Funded Warrant is greater than the initial offering price of the Inflection Point Units. However, the applicable conversion prices and exercise prices of the Pre-Funded Preferred Unit, Pre-Funded Warrant and Series A Preferred Stock are subject to anti-dilution and other downward adjustments. Such downward adjustments may cause the average price paid or to be paid by Inflection Point Fund per share of New Quantum Space Common Stock to be reduced below, and in some cases, substantially below, the initial offering price of the Inflection Point Units. If this were to occur, it would result in material dilution to the non-redeeming Public Shareholders of Inflection Point and may allow Inflection Point Fund to make a substantial profit on its investment even at a time when Public Shareholders have lost significant value. For more information, see “— Compensation Received by the Sponsor, its Affiliates and Inflection Point Directors and Executive Officers.”

•        Quantum Space and its Affiliates:     Quantum Space received approximately $60 million of gross proceeds from the sale of 5,882,352 Pre-Funded Preferred Units and Pre-Funded Warrants to purchase 5,882,352 Quantum Space Common Units in the Pre-Funded Investment, and New Quantum Space expects to receive approximately $240 million of gross proceeds from the sale of 19,999,994 shares of Series A Preferred Stock and New Quantum Space Series A Warrants to purchase 19,999,994 shares of New Quantum Space Class A-1 Common Stock in the Closing PIPE Investment. After giving effect to redemptions and the payment of transaction expenses, New Quantum Space expects to have approximately $[•] of net cash available in the No Redemption Scenario, approximately $[•] in the 50% Redemption Scenario and approximately $[•] in the Maximum Redemption Scenario. These proceeds are expected to fund Quantum Space’s operations, research and development and growth initiatives. Quantum Space and its affiliates will also benefit from access to the public capital markets and from a publicly traded acquisition currency, from increased liquidity for the Quantum Space Equity Holders receiving New Quantum Space securities (subject to the Quantum Space Lock-Up Agreement and other transfer restrictions), and from registration rights under the Amended and Restated Registration Rights Agreement. The Quantum Space Equity Holders are expected to retain approximately 49.8% of the economic ownership and approximately 85.2% of the total voting power of New Quantum Space in the No Redemption Scenario, approximately 55.7% and 87.9%, respectively, in the 50% Redemption Scenario and approximately 63.2% and 90.9%, respectively, in the Maximum Redemption Scenario. The High-Vote Holders will receive shares of New Quantum Space Class A-2 Common Stock and New Quantum Space Class B-2 Common Stock carrying ten votes per share, which will give them a percentage of total voting power substantially in excess of their economic ownership. Certain directors, managers, officers and other affiliates of Quantum Space will receive post-Closing board, management, employment, indemnification or compensation arrangements, consisting of [•], and the Participating TRA Holders, which include affiliates of Quantum Space, will be entitled to payments under the Tax Receivable Agreement estimated at approximately $78.3 in the aggregate. Any founder incentive, bonus or similar arrangement for Dr. Ghaffarian in connection with the Closing consists of [•].

Quantum Space and its affiliates also face potential detriments in connection with the Business Combination. Failure to complete the Business Combination would result in Quantum Space incurring transaction expenses of approximately $[•] for a transaction that would not be consummated and would result in lost management time and attention that could have been devoted to other opportunities. If this scenario were to materialize, Quantum Space and its affiliates could have been better off had Quantum Space focused on other strategic opportunities or on expanding its business operations rather than seeking to consummate the Business Combination.

•        Unaffiliated Inflection Point Public Shareholders:    The unaffiliated Inflection Point Public Shareholders have the opportunity to evaluate and consider whether or not to redeem their Public Shares in connection with the consummation of the Business Combination. Non-Redeeming Public Shareholders will have the opportunity to participate in the potential future growth of New Quantum Space, but may face a number of potential detriments in connection with their continued investment, including the uncertainties and risks identified by the Inflection Point board described more fully in “— Inflection Point Board’s Reasons for the Approval of the Business Combination,” the various other risks associated with the Business Combination, the business of Inflection Point, as described further under the section entitled “Risk Factors,” the potential conflicts of interest described under “— Interests of Certain Inflection Point Persons in the Business Combination,” and the potential material dilution they may experience as described more fully in the section entitled “Summary of the Proxy Statement/Prospectus — Dilution.” Redeeming Public Shareholders have the opportunity to receive a per-share redemption price payable in cash equal to the aggregate amount on deposit in the Trust Account, calculated as of two business days prior to the consummation of the Business Combination, including interest earned on the Trust Account (which interest shall be net of taxes payable) divided by the number of then issued Public Shares. However, redeeming Public Shareholders face the potential of not realizing any future growth in value of Quantum Space following the Business Combination.

Inflection Point [Member]
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Benefits [Text Block]

•        Inflection Point:    The Inflection Point Board determined that the Business Combination presents an attractive business opportunity in light of certain factors, including New Quantum Space’s future business and financial conditions and prospects, strong management team, and in light of the other opportunities for business combinations reasonably available to Inflection Point. The Inflection Point Board also reviewed the financial analysis and opinion of Newbridge to the effect that, as of June 6, 2026, and subject to the procedures followed, assumptions made, qualifications and limitations on the review undertaken and other matters considered by Newbridge as set forth in its written opinion, (i) the Aggregate Consideration to be paid by Inflection Point in the Business Combination was fair, from a financial point of view to the Inflection Point Unaffiliated Shareholders, and (ii) the Business Combination has an aggregate fair market value of at least eighty percent (80.0%) of the value of the assets held in the Trust Account for the benefit of the Public Shareholders (excluding any deferred underwriters fees and taxes payable on the income earned on the Trust Account) at the time of the Business Combination Agreement. The Inflection Point Board and the Audit Committee also considered the potential detriments of the Business Combination to Inflection Point, including the reliance on projections, the uncertainty of the potential benefits of the Business Combination being achieved, macroeconomics risks, the absence of possible structural protections for minority shareholders, such as the fact that the Audit Committee did not retain an unaffiliated representative to act solely on behalf of unaffiliated security holders for purposes of negotiating the terms of the Business Combination or to prepare a report concerning the approval of the Business Combination, and the risks and costs to Inflection Point if the Business Combination is not achieved, including the risk that it may result in Inflection Point being unable to complete a business combination and force Inflection Point to redeem the Public Shares for a pro rata portion of the funds held in the Trust Account, subject to its obligations under Cayman Islands law to provide for claims of creditors and the requirement of other applicable law, and the Inflection Point Warrants to expire and become worthless. For more information, see “— Inflection Point Board’s Reasons for the Approval of the Business Combination,” and various risks described under the section entitled “Risk Factors.”

Sponsor [Member]
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Benefits [Text Block]

•        Sponsor:    The Sponsor expects to receive substantial consideration in the Business Combination, including 8,433,333 shares of New Quantum Space Common Stock upon the conversion of its Post-Domestication Inflection Point Common Stock. As a result of the low price paid by the Sponsor for its equity in Inflection Point, the Sponsor is likely able to make a substantial profit on its investment even at a time when Public Shareholders have lost significant value. For more information, see “— Compensation Received by the Sponsor, its Affiliates and Inflection Point Directors and Executive Officers.” The Sponsor will only be able to realize a return on their equity in Inflection Point (which may be materially higher than the return realized by Public Shareholders and holders of Inflection Point Warrants) if Inflection Point completes a business combination by March 30, 2028 (or such later date as its shareholders may approve in accordance with the Cayman Constitutional Documents). Additionally, the Sponsor faces potential detriments from the Business Combination, including the possibility of litigation challenging the Business Combination or the Sponsor’s role in the Business Combination, and the risk that if the Business Combination is not achieved, Inflection Point may be unable to consummate a business combination and be forced to redeem the Public Shares for a pro rata portion of the funds held in the Trust Account, resulting in the Sponsor and its affiliates’ investment being worthless.

Inflection Point Fund [Member]
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Benefits [Text Block]

•        Inflection Point Fund:    Inflection Point Fund has an economic interest in 4,815,833 Founder Shares, or approximately 57.1%, of the Founder Shares and 4,300,000 warrants, or 86%, of the Private Placement Warrants held by the Sponsor. Inflection Point Fund expects to receive substantial consideration in the Business Combination, including (a) a number of shares of New Quantum Space Series A Preferred Stock equal to the quotient of (i) the aggregate Series B preference amount of such holder’s Pre-Funded Preferred Units, divided by (ii) $12.00 (approximately 3,364,356 shares of New Quantum Space Series A Preferred Stock taking into account accrued payment-in-kind dividends through November 25, 2026; such number of shares of New Quantum Space Series A Preferred Stock may increase prior to Closing due to additional accrued payment-in-kind dividends after such date), and (b) New Quantum Space Preferred Investor Warrants initially exercisable to purchase up to 3,186,274 shares of New Quantum Space Class A-1 Common Stock at $12.00 per share, each subject to adjustment, if Inflection Point Fund elects to contribute its Pre-Funded Warrants to New Quantum Space (initially exercisable for 3,186,274 Quantum Space Common Units at $12.00 per unit). Initially, the average price paid or to be paid by Inflection Point Fund for the Pre-Funded Preferred Unit and Pre-Funded Warrant is greater than the initial offering price of the Inflection Point Units. However, the applicable conversion prices and exercise prices of the Pre-Funded Preferred Unit, Pre-Funded Warrant and Series A Preferred Stock are subject to anti-dilution and other downward adjustments. Such downward adjustments may cause the average price paid or to be paid by Inflection Point Fund per share of New Quantum Space Common Stock to be reduced below, and in some cases, substantially below, the initial offering price of the Inflection Point Units. If this were to occur, it would result in material dilution to the non-redeeming Public Shareholders of Inflection Point and may allow Inflection Point Fund to make a substantial profit on its investment even at a time when Public Shareholders have lost significant value. For more information, see “— Compensation Received by the Sponsor, its Affiliates and Inflection Point Directors and Executive Officers.”

Unaffiliated Inflection Point Public Shareholders [Member]
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Benefits [Text Block]

•        Unaffiliated Inflection Point Public Shareholders:    The unaffiliated Inflection Point Public Shareholders have the opportunity to evaluate and consider whether or not to redeem their Public Shares in connection with the consummation of the Business Combination. Non-Redeeming Public Shareholders will have the opportunity to participate in the potential future growth of New Quantum Space, but may face a number of potential detriments in connection with their continued investment, including the uncertainties and risks identified by the Inflection Point board described more fully in “— Inflection Point Board’s Reasons for the Approval of the Business Combination,” the various other risks associated with the Business Combination, the business of Inflection Point, as described further under the section entitled “Risk Factors,” the potential conflicts of interest described under “— Interests of Certain Inflection Point Persons in the Business Combination,” and the potential material dilution they may experience as described more fully in the section entitled “Summary of the Proxy Statement/Prospectus — Dilution.” Redeeming Public Shareholders have the opportunity to receive a per-share redemption price payable in cash equal to the aggregate amount on deposit in the Trust Account, calculated as of two business days prior to the consummation of the Business Combination, including interest earned on the Trust Account (which interest shall be net of taxes payable) divided by the number of then issued Public Shares. However, redeeming Public Shareholders face the potential of not realizing any future growth in value of Quantum Space following the Business Combination.

Quantum Space and its Affiliates [Member]
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Benefits [Text Block]

•        Quantum Space and its Affiliates:     Quantum Space received approximately $60 million of gross proceeds from the sale of 5,882,352 Pre-Funded Preferred Units and Pre-Funded Warrants to purchase 5,882,352 Quantum Space Common Units in the Pre-Funded Investment, and New Quantum Space expects to receive approximately $240 million of gross proceeds from the sale of 19,999,994 shares of Series A Preferred Stock and New Quantum Space Series A Warrants to purchase 19,999,994 shares of New Quantum Space Class A-1 Common Stock in the Closing PIPE Investment. After giving effect to redemptions and the payment of transaction expenses, New Quantum Space expects to have approximately $[•] of net cash available in the No Redemption Scenario, approximately $[•] in the 50% Redemption Scenario and approximately $[•] in the Maximum Redemption Scenario. These proceeds are expected to fund Quantum Space’s operations, research and development and growth initiatives. Quantum Space and its affiliates will also benefit from access to the public capital markets and from a publicly traded acquisition currency, from increased liquidity for the Quantum Space Equity Holders receiving New Quantum Space securities (subject to the Quantum Space Lock-Up Agreement and other transfer restrictions), and from registration rights under the Amended and Restated Registration Rights Agreement. The Quantum Space Equity Holders are expected to retain approximately 49.8% of the economic ownership and approximately 85.2% of the total voting power of New Quantum Space in the No Redemption Scenario, approximately 55.7% and 87.9%, respectively, in the 50% Redemption Scenario and approximately 63.2% and 90.9%, respectively, in the Maximum Redemption Scenario. The High-Vote Holders will receive shares of New Quantum Space Class A-2 Common Stock and New Quantum Space Class B-2 Common Stock carrying ten votes per share, which will give them a percentage of total voting power substantially in excess of their economic ownership. Certain directors, managers, officers and other affiliates of Quantum Space will receive post-Closing board, management, employment, indemnification or compensation arrangements, consisting of [•], and the Participating TRA Holders, which include affiliates of Quantum Space, will be entitled to payments under the Tax Receivable Agreement estimated at approximately $78.3 in the aggregate. Any founder incentive, bonus or similar arrangement for Dr. Ghaffarian in connection with the Closing consists of [•].

Quantum Space and its affiliates also face potential detriments in connection with the Business Combination. Failure to complete the Business Combination would result in Quantum Space incurring transaction expenses of approximately $[•] for a transaction that would not be consummated and would result in lost management time and attention that could have been devoted to other opportunities. If this scenario were to materialize, Quantum Space and its affiliates could have been better off had Quantum Space focused on other strategic opportunities or on expanding its business operations rather than seeking to consummate the Business Combination.